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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                              Form 13F COVER PAGE
            Report for the Calendar Year or Quarter Ended:      3/31/2013
                                                                ----------
                 Check here if Amendment[ ]: Amendment Number:
                                                                ---------

                         This Amendment (Check only one):
                            [   ]is a restatement
                            [   ]adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      LONGVIEW ASSET MANAGEMENT, LLC (f/k/a LONGVIEW MANAGEMENT GROUP, LLC)
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Address:   222 N. LASALLE STREET, #2000, CHICAGO, IL  60601
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Form 13F File Number 28-     4651
                             ---------------------------------------------------

                 The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Angela Newhouse
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Title:     Investment Information Manager
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Phone:     312-236-6300
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Signature, Place, and Date of Signing:

/s/ Angela Newhouse
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(Signature)

Chicago, Illinois
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(City, State)

5/10/2013
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(Date)

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)

NONE
----------

                             Form 13F Summary Page

                                Report Summary:


Number of Other Included Manager:
          0
          ------------

Form 13F Information Table Entry Total:
          4
          ------------

Form 13F Information Table Value Total:
          $  2,973,835 (thousands)
          ------------

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:

          NONE
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

                                                              13F HOLDINGS REPORT
                                                                    3/31/2013



       COLUMN 1      COLUMN 2    COLUMN 3  COLUMN 4             COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8

       NAME OF       TITLE OF                VALUE      SHRS OR   SH/  PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
        ISSUER        CLASS       CUSIP    (X $1000)    PRN AMT   PRN  CALL  DISCRETION MANAGERS   SOLE    SHARED     NONE
ALAMO GROUP INC       COM       011311107     65,029   1,700,100  SH           SOLE              1,700,100
GENERAL DYNAMICS CORP COM       369550108  2,355,002  33,399,076  SH           SOLE             33,399,076
PETSMART INC          COM       716768106    413,101   6,653,008  SH           SOLE              6,653,008
POLYPORE INTL INC     COM       73179V103    140,703   3,502,554  SH           SOLE              3,502,554

TOTAL                                      2,973,835  45,254,739                                45,254,739